INCOME TAX EXPENSE/(CREDIT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
PRC Income Tax	¥ 33	¥ 29
Reversal of income tax refundable	0	27
Current tax expense (income) and adjustments for current tax of prior periods	0
Deferred tax expense	0		¥ 209
Tax expense (income), continuing operations	¥ 33	¥ 56	¥ 209